Ordinary Shares	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
ORDINARY SHARES

16. ORDINARY SHARES

On December 17, 2018, the Group consummated its IPO of 761,419 Class A Ordinary Shares. The shares were sold at a price of $15.80 per share, generating gross proceeds to the Group of approximately $12,030,420. At the completion of the IPO, $1,732,370 offering costs was charged to additional paid-in capital. Following the consummation of the IPO and automatic conversion of the convertible debts instruments, there were an aggregate of 6,537,269 Class A Ordinary Shares issued and outstanding as of December 31, 2018.

On June 19, 2019, the Group issued 60,093 Class A Ordinary Shares to warrant holders on a cashless basis. Following the exercise of warrants (see Note 19), there were an aggregate of 6,597,362 Class A Ordinary Shares issued and outstanding as of December 31, 2019.

Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for the following: (i) each Class A Ordinary Share is entitled to one vote while each Class B Ordinary Share is entitled to ten votes; and (ii) each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time while Class A Ordinary Shares are not convertible under any circumstances.